Summary of Significant Accounting Policies - Impact of Adopting Topic 606 on the Company's Consolidated Balance Sheet (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS:
Contract assets	¥ 919,033,354	$ 133,667,858
Liabilities:
Income tax payable	348,829,956	50,735,213		¥ 268,373,167
Other tax payable	166,802,584	24,260,430		32,262,859
Equity:
Retained earnings	5,066,950,612	$ 736,957,401		¥ 2,467,554,858
ASU 2014-09
ASSETS:
Contract assets			¥ 119,040,440
Liabilities:
Income tax payable			271,787,350
Other tax payable			39,809,575
Equity:
Retained earnings			2,575,634,399
ASU 2014-09 | Balance Without the Adoption of Topic 606 [Member]
Liabilities:
Income tax payable	244,925,634
Other tax payable	108,539,313
Equity:
Retained earnings	4,310,084,851
ASU 2014-09 | Effect of Change Higher/(Lower) [Member]
ASSETS:
Contract assets	919,033,354		119,040,440
Liabilities:
Income tax payable	103,904,322		3,414,183
Other tax payable	58,263,271		7,546,716
Equity:
Retained earnings	¥ 756,865,761		¥ 108,079,541